LOANS RECEIVABLE AND REVENUE - Revenue by Product (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenue	$ 287,579	$ 269,482	$ 237,169	$ 250,843	$ 256,406	$ 244,484	$ 207,359	$ 215,888	$ 1,045,073	$ 924,137	$ 794,876
Consumer Portfolio Segment | Unsecured Installment
Revenue from External Customer [Line Items]
Revenue									523,282	454,758	319,603
Consumer Portfolio Segment | Secured Installment
Revenue from External Customer [Line Items]
Revenue									110,677	100,981	81,453
Consumer Portfolio Segment | Open-End
Revenue from External Customer [Line Items]
Revenue									141,963	73,496	66,945
Consumer Portfolio Segment | Single-Pay
Revenue from External Customer [Line Items]
Revenue									218,992	255,170	291,388
Ancillary
Revenue from External Customer [Line Items]
Revenue									$ 50,159	$ 39,732	$ 35,487